EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
EARNINGS PER SHARE

13.EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2012	2013	2014
Net income attributable to ordinary shareholders — basic	174,887	279,858	307,348
Net income attributable to ordinary shareholders — diluted	174,887	279,858	307,348
Weighted average ordinary shares outstanding — basic	243,284,332	245,187,348	248,957,645
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	3,696,669	4,298,936	4,046,559
Weighted average ordinary shares outstanding — diluted	246,981,001	249,486,284	253,004,204
Basic earnings per share	0.72	1.14	1.23
Diluted earnings per share	0.71	1.12	1.21

For the years ended December 31, 2012, 2013 and 2014, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2012	2013	2014
Outstanding employee options and nonvested restricted stocks	797,981	—	293,512